Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2010	2011	2012
	US$	US$	US$
Numerator:
Net income	51,140,211	102,297,870	156,997,595
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic and diluted	51,140,211	102,297,870	156,997,595
Denominator:
Number of shares outstanding, basic	152,577,960	151,314,945	144,258,862
Weighted average number of convertible notes	2,742,000	-	-
Weighted average number of stock options	77,395	-	472,152

Number of shares outstanding-diluted	155,397,355	151,314,945	144,731,014

Basic earnings per share	0.34	0.68	1.09

Diluted earnings per share	0.33	0.68	1.08